Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity International Capital Appreciation Fund	Dec. 30, 2023
Fidelity International Capital Appreciation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.48%)
Past 5 years	3.19%
Past 10 years	7.15%
Fidelity International Capital Appreciation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.39%)
Past 5 years	2.44%
Past 10 years	6.51%
Fidelity International Capital Appreciation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.57%)
Past 5 years	2.59%
Past 10 years	5.84%
F0340
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Past 10 years	3.96%